EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS: 13.4%
Bermuda : 0.1%
Digicel International Finance
Ltd. 144A
8.62%, 08/01/32 USD 76 $ 78,194
Underline
China : 1.9%
Asian Infrastructure
Investment Bank Reg S
4.25%, 01/27/27 PHP 8,000 135,997
Fortune Star BVI Ltd. Reg S
5.05%, 01/27/27 USD 292 288,674
New World China Land Ltd.
Reg S
4.75%, 01/23/27 USD 290 247,456
NWD Finance BVI Ltd. Reg S
5.25% (US Treasury
Yield Curve Rate T 5
Year+7.89%), 03/22/26
(o)(a) USD 1,171 522,492
10.13% (US Treasury
Yield Curve Rate T 3
Year+6.20%), (o)(a) USD 249 129,299
1,323,918
Colombia : 2.9%
Ecopetrol SA
8.38%, 01/19/36 USD 251 259,386
8.88%, 01/13/33 USD 693 751,633
Geopark Ltd. Reg S
8.75%, 01/31/30 USD 557 504,060
Gran Tierra Energy, Inc.
Reg S
9.50%, 10/15/29 USD 571 483,736
1,998,815
Guyana : 0.3%
Secure International Finance
Co., Inc. 144A
10.00%, 06/03/29 ∞ USD 172 172,919
Secure International Finance
Co., Inc. Reg S
10.00%, 06/03/29 ∞ USD 43 43,451
216,370
Indonesia : 0.3%
Star Energy Geothermal
Wayang Windu Ltd. Reg S
6.75%, 04/24/33 USD 223 231,349
Underline
Luxembourg : 0.6%
3R Lux SARL Reg S
9.75%, 02/05/31 USD 399 421,623
Underline
Mexico : 0.0%
Corp. GEO SAB de CV Reg S
9.25%, 06/30/20 (d) * USD 380 1,030
Underline
Nigeria : 0.9%
SEPLAT Energy PLC 144A
9.12%, 03/21/30 USD 578 594,336
Underline
Panama : 0.6%
AES Panama Generation
Holdings SRL Reg S
Par
(000’s) Value
Panama (continued)
4.38%, 05/31/30 USD 410 $ 387,950
Underline
Paraguay : 1.0%
Frigorifico Concepcion SA
Reg S
7.70%, 07/21/28 USD 887 659,352
Underline
Peru : 1.4%
Petroleos del Peru SA Reg S
4.75%, 06/19/32 USD 593 516,168
5.62%, 06/19/47 USD 655 484,883
1,001,051
Singapore : 1.0%
GLP Pte Ltd. Reg S
4.50% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 05/17/26
(o)(a) USD 601 416,128
Medco Maple Tree Pte Ltd.
Reg S
8.96%, 04/27/29 USD 280 292,823
708,951
Thailand : 0.9%
Siam Commercial Bank PCL
Reg S
4.40%, 02/11/29 USD 593 593,511
Underline
Tunisia : 0.9%
Tunisian Republic
3.28%, 08/09/27 JPY 100,000 646,033
Underline
United Kingdom : 0.6%
HTA Group Ltd. 144A
7.50%, 06/04/29 USD 104 108,161
Trident Energy Finance PLC
144A
12.50%, 11/30/29 USD 319 333,531
441,692
Total Corporate Bonds
(Cost: $8,548,742) 9,304,175
GOVERNMENT OBLIGATIONS: 81.3%
Angola : 0.6%
Angolan Government
International Bond 144A
8.25%, 05/09/28 USD 275 276,970
9.38%, 05/08/48 USD 155 133,489
410,459
Argentina : 2.5%
Argentine Republic
Government International
Bond
0.12%, 07/09/30 EUR 559 449,370
0.75%, 07/09/30 (s) USD 904 611,556
1.00%, 07/09/29 USD 930 677,957
1,738,883
Bahamas : 0.2%
Bahamas Government
International Bond 144A

EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
Bahamas (continued)
8.25%, 06/24/36 USD 115 $ 124,379
Underline
Barbados : 0.2%
Barbados Government
International Bond 144A
8.00%, 06/26/35 USD 125 130,212
Underline
Benin : 0.1%
Benin Government
International Bond 144A
7.96%, 02/13/38 USD 39 39,977
Underline
Bolivia : 1.5%
Bolivian Government
International Bond Reg S
4.50%, 03/20/28 USD 923 720,494
7.50%, 03/02/30 USD 378 310,111
1,030,605
Brazil : 4.4%
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/27 BRL 9,934 1,804,732
10.00%, 01/01/35 BRL 7,988 1,229,688
3,034,420
Cameroon : 0.2%
Republic of Cameroon
International Bond Reg S
9.50%, 11/19/25 USD 168 168,014
Underline
Chile : 3.7%
Bonos de la Tesoreria de la
Republica en pesos 144A
Reg S
4.70%, 09/01/30 CLP 790,000 800,483
5.00%, 10/01/28 CLP 285,000 296,132
6.00%, 04/01/33 CLP 1,365,000 1,460,600
2,557,215
China : 2.0%
China Government Bond
Reg S
1.75%, 02/21/27 CNY 8,000 1,126,391
2.28%, 03/15/27 CNY 2,000 283,719
1,410,110
Colombia : 1.5%
Colombian TES
11.50%, 07/25/46 COP 4,343,000 1,069,270
Underline
Costa Rica : 0.2%
Costa Rica Government
International Bond Reg S
6.12%, 02/19/31 USD 160 167,160
Underline
Czech Republic : 2.7%
Czech Republic Government
Bond
2.00%, 10/13/33 CZK 25,090 1,012,811
4.90%, 04/14/34 CZK 15,490 769,242
6.00%, 02/26/26 CZK 1,600 78,024
1,860,077
Democratic Republic of the Congo : 1.9%
Congolese International
Bond Reg S
Par
(000’s) Value
Democratic Republic of the Congo
(continued)
6.00%, 06/30/29 (s) USD 1,441 $ 1,321,775
Underline
Dominican Republic : 0.4%
Dominican Republic
International Bond Reg S
6.60%, 06/01/36 USD 290 304,355
Underline
Ecuador : 2.2%
Ecuador Government
International Bond Reg S
0.00%, 07/31/30 ^ USD 992 772,520
6.90%, 07/31/35 (s) USD 990 750,073
1,522,593
Egypt : 1.0%
Egypt Government
International Bond Reg S
8.88%, 05/29/50 USD 755 682,944
Underline
El Salvador : 0.0%
El Salvador Government
International Bond 144A
0.25%, 04/17/30 USD 377 9,750
Underline
Gabon : 2.0%
Gabon Government
International Bond 144A
7.00%, 11/24/31 USD 103 82,806
Gabon Government
International Bond Reg S
7.00%, 11/24/31 USD 775 623,125
9.50%, 02/18/29 USD 706 663,382
1,369,313
Ghana : 0.7%
Ghana Government
International Bond Reg S
0.00%, 01/03/30 ^ USD 558 479,401
Underline
Guatemala : 0.5%
Guatemala Government
Bond 144A
6.25%, 08/15/36 USD 360 372,485
Underline
Hungary : 2.2%
Hungary Government Bond
2.25%, 06/22/34 HUF 103,000 219,585
3.00%, 08/21/30 HUF 165,000 428,183
9.50%, 10/21/26 HUF 291,170 904,890
1,552,658
Indonesia : 2.1%
Indonesia Treasury Bond
6.50%, 07/15/30 IDR 22,972,000 1,437,387
Underline
Ivory Coast : 1.1%
Ivory Coast Government
International Bond Reg S
5.75%, 12/31/32 (s) USD 67 66,921
6.88%, 10/17/40 EUR 608 667,714
734,635
Kenya : 0.3%
Republic of Kenya
Government International
Bond Reg S

Par
(000’s) Value
Kenya (continued)
8.25%, 02/28/48 USD 223 $ 202,560
Underline
Kuwait : 1.0%
Kuwait International
Government Bond 144A
4.65%, 10/09/35 USD 715 715,000
Underline
Malaysia : 4.4%
Malaysia Government Bond
2.63%, 04/15/31 MYR 1,460 334,953
3.34%, 05/15/30 MYR 5,510 1,315,562
3.83%, 07/05/34 MYR 5,897 1,439,970
3,090,485
Mexico : 6.1%
Mexican Bonos
7.75%, 11/13/42 MXN 33,980 1,616,030
8.00%, 11/07/47 MXN 37,490 1,798,820
8.00%, 07/31/53 MXN 17,100 813,551
4,228,401
Morocco : 0.4%
Morocco Government
International Bond Reg S
2.00%, 09/30/30 EUR 238 263,152
Underline
Nigeria : 0.5%
Nigeria Government
International Bond 144A
8.25%, 09/28/51 USD 364 329,009
Underline
Oman : 0.5%
Oman Government
International Bond 144A
6.25%, 01/25/31 USD 349 376,986
Underline
Paraguay : 0.5%
Paraguay Government
International Bond Reg S
7.90%, 02/09/31 PYG 2,360,000 322,070
Underline
Peru : 0.6%
Peru Government Bond
144A Reg S
7.60%, 08/12/39 PEN 1,303 410,774
Underline
Philippines : 2.1%
Philippine Government
International Bond
6.25%, 01/14/36 PHP 86,289 1,469,999
Underline
Poland : 5.1%
Republic of Poland
Government Bond
5.00%, 10/25/35 PLN 7,959 2,122,394
6.00%, 10/25/33 PLN 5,002 1,443,770
3,566,164
Romania : 2.1%
Romanian Government
International Bond 144A
5.88%, 07/11/32 EUR 1,055 1,270,518
6.75%, 07/11/39 EUR 179 215,566
1,486,084
Par
(000’s) Value
Saudi Arabia : 2.7%
Saudi Government
International Bond 144A
3.38%, 03/05/32 EUR 1,562 $ 1,854,484
Underline
Singapore : 0.7%
Singapore Government
Bond
2.75%, 03/01/35 SGD 382 317,413
3.38%, 09/01/33 SGD 216 186,203
503,616
South Africa : 6.1%
Republic of South Africa
Government Bond
8.75%, 01/31/44 ZAR 37,739 1,903,238
8.75%, 02/28/48 ZAR 38,835 1,943,245
9.00%, 01/31/40 ZAR 7,750 411,219
4,257,702
South Korea : 1.8%
Korea Treasury Bond
2.62%, 03/10/30 KRW 1,036,900 735,295
4.12%, 12/10/33 KRW 700,000 540,875
1,276,170
Sri Lanka : 1.1%
Sri Lanka Government
International Bond 144A
3.60%, 06/15/35 (s) USD 391 286,152
Sri Lanka Government
International Bond Reg S
3.60%, 06/15/35 (s) USD 648 473,714
759,866
Thailand : 4.1%
Thailand Government Bond
1.58%, 12/17/35 THB 20,352 635,018
2.05%, 04/17/28 THB 37,376 1,179,144
2.98%, 06/17/45 THB 25,571 914,507
3.39%, 06/17/37 THB 2,410 89,033
2,817,702
Trinidad and Tobago : 0.3%
Trinidad & Tobago
Government International
Bond Reg S
5.95%, 01/14/31 USD 187 191,077
Underline
Turkey : 1.5%
Turkiye Government
International Bond
5.75%, 05/11/47 USD 1,316 1,046,004
Underline
Uganda : 2.3%
Republic of Uganda
Government Bonds
14.25%, 06/22/34 UGX 3,271,700 840,625
14.38%, 02/03/33 UGX 1,050,000 277,643
16.25%, 11/08/35 UGX 1,732,000 485,704
1,603,972
United Arab Emirates : 1.3%
UAE International
Government Bond Reg S
2.00%, 10/19/31 USD 981 878,875
Underline

EMERGING MARKETS BOND FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Uruguay : 1.1%
Uruguay Government
International Bond
9.75%, 07/20/33 UYU 12,920 $ 356,503
Uruguay Government
International Bond Reg S
8.50%, 03/15/28 UYU 15,895 405,094
761,597
Uzbekistan : 0.3%
Republic of Uzbekistan
International Bond Reg S
3.90%, 10/19/31 USD 189 173,927
Underline
Zambia : 0.5%
Zambia Government Bond
Par
(000’s) Value
Zambia (continued)
13.00%, 12/17/28 ZMW 8,500 $ 334,355
13.00%, 01/25/31 ZMW 1,208 42,386
376,741
Total Government Obligations
(Cost: $52,744,619) 56,490,494
Number
of Shares
MONEY MARKET FUND : 6.0%
Invesco Treasury Portfolio -
Institutional Class 4.17%(b) 4,143,731 4,143,731
Underline
Total Investments: 100.7%
(Cost: $65,437,092) 69,938,400
Liabilities in excess of other assets: (0.7)% (456,330)
NET ASSETS: 100.0% $ 69,482,070
Definitions:
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguay Guarani
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
UGX Ugandan Shilling
UYU Uruguayan Peso
ZAR South African Rand
ZMW Zambian Kwacha
(a) Variable rate security — the rate shown is as of 09/30/25
(b) Rate shown is the 1-day yield as of 09/30/25.
(d) Security in default
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
(s) Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at September 30, 2025.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
^ Zero Coupon Bond
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $10,472,913, or 15.1% of net assets.